Land Use Rights, Net	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net [Abstract]
Land Use Rights, Net

9. Land Use Rights, Net

Land use rights and related accumulated amortization were as follows:

	December 31, 2017	December 31, 2018
Land use rights	—	216,489
Less: Accumulated amortization—land use rights	—	(2,827)
Total land use rights, net	—	213,662

In June 2018, XPT NJEP entered into an agreement to purchase land use rights for usage of land to build a factory for manufacturing of e-powertrain for the Group.

The Group recorded amortization expenses for land use rights of nil, nil and RMB2,827 for the years ended December 31, 2016, 2017 and 2018, respectively.